Shareholders' Equity (Details) - USD ($)						12 Months Ended
	Dec. 15, 2022	May 02, 2022	Jan. 04, 2021	Dec. 16, 2020	May 16, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 14, 2022	Dec. 15, 2020	Feb. 19, 2020
Shareholders' Equity (Details) [Line Items]
Issuance of ordinary shares			800,000		400,000
Shares issued, price per share (in Dollars per share)					$ 2.5
Gross proceeds (in Dollars)			$ 2,000,000		$ 1,000,000
Issuance of expenses (in Dollars)			$ 1,841,000		$ 65,000
Issued of warrants			720,000		240,000
Exercise price (in Dollars per share)			$ 2.75		$ 3.3
Warrant, description						The warrants were exercisable for 3.5 years and were subject to a three-year vesting period as follows: one third of the warrants shall vest annually (upon the lapse of 12 months, 24 months and 36 months from issuance), provided that on the applicable vesting date the investor did not sell any of the Ordinary Shares purchased in the private placement. Vesting of all of the warrants was to be accelerated in the event that any one or more shareholders acting together acquire a block of 40% of the Company’s issued and outstanding share capital. In addition, the Company issued 60,000 warrants as fees to a placement agent.
Purchase price per shares (in Dollars per share)			$ 2.5
Increase of ordinary shares	3,000,000			2,000,000
Ordinary shares, shares authorized	11,000,000			6,000,000		11,000,000	11,000,000		8,000,000	8,000,000
Ordinary shares		450,000
Purchase price per shares (in Dollars per share)		$ 2.2
Exercise price per shares (in Dollars per share)		$ 2.2
Total amount (in Dollars)		$ 990,000
Net issuance expenses (in Dollars)		911,000
Issued of warrants (in Dollars)		$ 8,100
Share based compensation options description						Each option granted under the Plan expires five years from the date of the grant.
Capital gain tax rate						25.00%
Exercisable annual period						3 years
Vesting period						3 years
Share-based compensation expense (in Dollars)						$ 98,000	$ 97,000	$ 67,000
Intrinsic value of options (in Dollars)						$ 0	$ 0	$ 70,000
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of ordinary shares	300,000
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of ordinary shares	1,000,000
Stock Option [Member]
Shareholders' Equity (Details) [Line Items]
Share based compensation options description						In May 2003, the Company’s shareholders approved the adoption of the 2003 Israeli Stock Option Plan or the Plan. In December 2012, the Company’s shareholders approved a 10 year extension to the Plan, according to which the Board of Directors may grant options under the Plan through May 31, 2023. In December 2017, the shareholders approved an increase of the pool of shares reserved for issuances under the Plan, to 500,000 Ordinary Shares. In July 18, 2018, the Company’s shareholders approved (i) an increase of the number of Ordinary Shares available for issuance under the Plan, by 200,000 to a total of 700,000 Ordinary Shares, and (ii) an amendment of the Plan allowing for the grant of Ordinary Shares in addition to options.
Options available for future grants						285,284
Weighted-average grant-date fair value of options granted (in Dollars per share)						$ 0	$ 0.82	$ 1.2
Weighted-average grant-date fair value of unvested options (in Dollars per share)						$ 0.97
Options exercised						46,500	1,000	52,167
Non-vested share-based compensation (in Dollars)						$ 93,000	$ 191,000
YA II [Member]
Shareholders' Equity (Details) [Line Items]
Debt instrument, description						The loan was paid in 12 monthly installments of principal and interest starting from March 2020 throughout 2021. BOS issued to YA II warrants to purchase up to 100,000 Ordinary Shares of the Company at an exercise price of $3.00 per Ordinary Share. The Company allocated on amount of $30 with respect to such warrants under “additional paid in capital” and as a discount on the loan. The discount was reflected as financing expenses over the term of the loan. As of December 31, 2021 the entire balance of the loan was repaid. The warrants were exercisable for a period of two years from issuance and on February 19, 2022, expired without being exercised.
Directors and Officers [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued								175,000
Directors and Officers [Member] | YA [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued							87,500
Directors and Officers [Member] | Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued							87,500
CEO, Eyal Cohen [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued	80,000
Ziv Dekel [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued	7,500
Ruby Tech Inc [Member] | YA II [Member]
Shareholders' Equity (Details) [Line Items]
Principal amount (in Dollars)											$ 600,000,000
Interest rate											8.00%